INFORMATION ABOUT COMPONENTS OF EQUITY (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of subsidiaries
Summary of subsidiaries whose non-controlling interest are significant

Name	06/30/2025	06/30/2024
Rizobacter Argentina S.A.	20%	20%
Insumos Agroquimicos S.A.	38.68%	38.68%

Rizobacter Argentina S.A.
Disclosure of subsidiaries
Summarized financial information

Summary financial statements:

	06/30/2025	06/30/2024
Current assets	198,279,028	345,561,483
Non-current assets	197,805,099	98,157,355
Total assets	396,084,127	443,718,838

Current liabilities	182,516,237	258,332,709
Non-current liabilities	121,291,077	69,831,217
Total liabilities	303,807,314	328,163,926

Equity attributable to controlling interest	92,276,497	115,554,674
Equity attributable to non-controlling interest	316	238
Total equity	92,276,813	115,554,912

Total liabilities and equity	396,084,127	443,718,838

Summary statements of comprehensive income or loss

	06/30/2025	06/30/2024	06/30/2023
Revenues	197,827,605	303,870,411	288,880,411
Initial recognition and changes in the fair value of biological assets at the point of harvest	26,388	(2,468,693)	(3,199,885)
Cost of sales	(123,358,412)	(194,869,433)	(178,970,954)
Gross margin	74,495,581	106,532,285	106,709,572

Research and development expenses	(3,123,919)	(3,341,318)	(3,851,144)
Selling, general and administrative expenses	(64,711,783)	(65,215,877)	(68,580,834)
Share of profit or loss of joint ventures and associates	(1,807,263)	716,168	222,364
Other income	(759,008)	(947,068)	361,639
Operating profit	4,093,608	37,744,190	34,861,597

Financial results	(14,078,506)	(14,275,961)	(25,356,667)
Profit before taxes	(9,984,898)	23,468,229	9,504,930

Income tax expense	1,145,775	(8,216,712)	(3,064,006)
Result for the year	(8,839,123)	15,251,517	6,440,924

Foreign exchange differences on translation of foreign operations	(517,387)	(1,495,976)	1,075,805
Revaluation of property, plant and equipment, net of tax	—	—	(1,435,739)
Total comprehensive result	(9,356,510)	13,755,541	6,080,990

Insumos Agroquimicos S.A.
Disclosure of subsidiaries
Summarized financial information

Summary financial statements:

	06/30/2025	06/30/2024
Current assets	44,995,363	48,088,212
Non-current assets	4,982,874	5,253,148
Total assets	49,978,237	53,341,360

Current liabilities	43,934,269	45,049,873
Non-current liabilities	98,071	293,858
Total liabilities	44,032,340	45,343,731

Total equity	5,945,897	7,997,629

Total liabilities and equity	49,978,237	53,341,360

Summary statements of comprehensive income or loss

	06/30/2025	06/30/2024	06/30/2023
Revenues	40,926,498	57,959,538	55,710,643
Cost of sales	(31,554,081)	(44,575,216)	(42,765,656)
Gross margin	9,372,417	13,384,322	12,944,987

Selling, general and administrative expenses	(9,517,827)	(9,360,140)	(7,931,425)
Other income or expenses, net	16,314	(9,723)	9,833
Operating profit	(129,096)	4,014,459	5,023,395

Financial results	(3,055,433)	(3,223,411)	(2,403,656)
Profit/(loss) before tax	(3,184,529)	791,048	2,619,739
Income tax	1,319,072	(85,586)	(1,053,372)
Profit/(loss) for the year	(1,865,457)	705,462	1,566,367

Exchange differences on translation of foreign operations	—	—	—
Revaluation of property, plant and equipment, net of tax	—	—	(31,610)
Total comprehensive result	(1,865,457)	705,462	1,534,757